Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
A T B C | Fidelity Advisor Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas_SupplementTextBlock	Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class T, Class B, and Class C
March 1, 2014
Prospectus

The following information replaces similar information under the "Principal Investment Strategies" heading in the Fund Summary section on page 4.

  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.